Earnings or Loss per CPO/Share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares $ / EquityInstruments shares	Dec. 31, 2022 $ / shares $ / EquityInstruments shares	Dec. 31, 2021 $ / shares $ / EquityInstruments
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	327,174,298	331,143,326
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments		19.86	2.33
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares | shares	343,520,658	351,466,191
CPOs (in CPO units) | shares	2,412,277	2,480,187
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments		19.86	2.33
Series "A" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	56,182,809	55,792,921
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / shares	$ (0.03)	$ (0.03)	$ 0.00
Discontinued operations | $ / shares	0.00	0.17	0.02
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ 0.14	0.02
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	58,926,613	58,926,613
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / shares	$ (0.03)	$ (0.03)	0.00
Discontinued operations | $ / shares	0.00	0.17	0.02
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ 0.14	0.02
Series "B" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	187	187
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ (0.14)	(0.02)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	2,357,208	2,357,208
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ 0.14	0.02
Series "D" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ (0.14)	(0.02)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ 0.14	0.02
Series "L" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units: | shares	239	239
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ 0.03	$ (0.14)	(0.02)
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units | shares	239	239
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / shares	$ (0.03)	$ 0.14	$ 0.02
CPOs
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs | shares	2,316,161	2,353,417
Basic (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments	0.00	19.86	2.33
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company | $ / EquityInstruments	(3.01)	15.80	2.17
Diluted (loss) earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments	0.00	19.86	2.33
Diluted (loss) earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(3.01)	15.80	2.17